Shareholder Report, Line Graph (Details) 195914_Tema Oncology ETF_TF_TSR Annual {TF} - USD ($)				12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Aug. 15, 2023	Feb. 28, 2026
Tema Oncology ETF
Account Value [Line Items]
Line Graph and Table Measure Name				Tema Oncology ETF NAV
Accumulated Value	$ 10,534	$ 11,284	$ 10,000	$ 15,529
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Total Return Index
Accumulated Value	$ 13,560	$ 11,452	$ 10,000	$ 15,864